Other non-operating (expenses) income (Tables)	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating (expenses) income
Other non-operating (expenses) income consisted of the following:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Change in fair value of an equity security (Note 9)	(16,843)	(22,451)	(44,019)
Gains on sale of an equity security (Note 9)	59,728	—	—
Gains on deconsolidation of a subsidiary (Note 9)	71,974	—	—
Change in fair value of warrant liabilities (Note 14)	(3,245)	11,719	(3,431)
Government grants	59,393	11,844	20,168
Foreign currency exchange losses, net	(18,216)	(10,637)	(7,613)
Total other non-operating income (expenses)	152,791	(9,525)	(34,895)